UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2012 to September 30, 2012

Item 1:                                Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (84.8%)
Aerospace & Defense (0.6%)
$1,000	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B-, B3)	07/15/18	9.750	$1,060,000

Auto Parts & Equipment (4.8%)
750	Affinia Group, Inc., Global Company Guaranteed Notes (Callable 11/30/12 @ 100.00)§	(CCC+, B3)	11/30/14	9.000	757,500
750	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/29/12 @ 108.06)‡	(B+, B1)	08/15/16	10.750	814,687
500	IDQ Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ 108.63)‡	(B, B3)	04/01/17	11.500	533,750
408	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)§	(BB, Ba2)	03/15/20	8.125	463,080
1,215	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ 106.66)€‡	(BB-, Ba3)	12/15/17	8.875	1,672,514
675	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ 105.31)§	(B-, B3)	03/15/18	10.625	715,500
550	Schaeffler Finance BV, Rule 144A, Senior Secured Notes‡§	(B+, Ba3)	02/15/17	7.750	610,500
1,000	Schaeffler Finance BV, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 106.38)‡§	(B+, Ba3)	02/15/19	8.500	1,125,000
1,300	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	1,410,500
1,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC+, B3)	02/15/19	8.625	1,000,000

					9,103,031
Building & Construction (0.5%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)‡+	(NR, NR)	06/30/15	11.000	451,620
500	K Hovnanian Enterprises, Inc., Rule 144A, Senior Secured Notes‡	(CC, B3)	11/01/21	2.000	347,500
157	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	143,897

					943,017
Building Materials (3.0%)
1,525	Euramax International, Inc., Global Senior Secured Notes (Callable 04/01/13 @ 107.13)	(B-, Caa1)	04/01/16	9.500	1,403,000
1,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	1,020,000
900	International Wire Group Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/15 @ 104.25)‡	(B, B3)	10/15/17	8.500	900,000
1,905	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ 104.88)‡	(B+, B3)	04/15/15	9.750	2,009,775
325	Summit Materials Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/16 @ 105.25)‡	(B, B3)	01/31/20	10.500	349,375

					5,682,150
Chemicals (4.0%)
1,100	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ 103.94)§	(B-, B1)	08/15/18	7.875	1,067,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 104.50)‡	(B+, B1)	05/15/15	9.000	425,000
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/13 @ 101.42)‡§	(CCC+, Caa1)	02/15/16	8.500	1,235,000
600	JM Huber Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/15 @ 104.94)‡	(BB-, B2)	11/01/19	9.875	676,500
1,264	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ 107.13)‡	(B+, B2)	07/15/17	9.500	1,387,240
800	Reichhold Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/29/12 @ 100.00)‡	(CCC+, NR)	05/08/17	9.000	628,071
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ 105.72)€‡	(B+, B2)	05/15/16	7.625	906,982
500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	542,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$600	TPC Group LLC, Global Senior Secured Notes (Callable 10/01/13 @ 106.19)	(B+, B1)	10/01/17	8.250	$651,000

					7,519,293
Computer Hardware (0.9%)
1,730	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ 103.94)	(BB-, B3)	11/15/17	7.875	1,721,350

Consumer Products (1.5%)
1,200	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	1,341,000
400	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 02/01/16 @ 104.06)	(B-, B3)	02/01/20	8.125	448,000
1,025	Prestige Brands, Inc., Global Senior Secured Notes (Callable 04/01/14 @ 104.13)	(BB-, Ba3)	04/01/18	8.250	1,132,625

					2,921,625
Consumer/Commercial/Lease Financing (1.9%)
750	Cabot Financial Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡	(BB, B1)	10/01/19	10.375	1,220,183
450	CNG Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 104.69)‡	(B, B3)	05/15/20	9.375	464,625
350	NESCO Holding Corp., Rule 144A, Secured Notes (Callable 04/15/14 @ 110.00)‡§	(B-, Caa1)	04/15/17	11.750	374,500
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ 105.06)‡	(B, B2)	02/15/19	10.125	362,250
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.13)‡	(BB, Ba3)	04/15/17	10.250	1,161,000

					3,582,558
Discount Stores (0.8%)
1,300	Number Merger Sub, Inc., Rule 144A, Senior Notes (Callable 12/15/14 @ 108.25)‡	(NR, Caa1)	12/15/19	11.000	1,465,750

Diversified Capital Goods (1.7%)
600	AM Castle & Co., Global Secured Notes (Callable 12/15/14 @ 106.38)	(B+, B3)	12/15/16	12.750	681,000
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ 104.50)	(B, B3)	02/15/18	9.000	668,750
772	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ 106.00)‡	(CCC, Caa3)	12/15/15	13.000	621,528
573	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)§	(NR, B2)	09/01/20	8.750	650,355
491	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ 104.88)	(B, B1)	12/15/17	9.750	569,560

					3,191,193
Electric - Generation (0.5%)
2,200	TCEH Finance, Inc., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56)	(D, Ca)	11/01/15	10.250	610,500
1,275	TCEH Finance, Inc., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/12 @ 102.56)§	(D, Ca)	11/01/15	10.250	341,063

					951,563
Electric - Integrated (0.8%)
1,300	The AES Corp., Global Senior Unsecured Notes (Callable 06/01/21 @ 100.00)§	(BB-, Ba3)	07/01/21	7.375	1,488,500

Electronics (1.4%)
950	CPI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.00)	(CCC+, B3)	02/15/18	8.000	909,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electronics
$781	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ 105.06)‡§	(B, B1)	03/15/18	10.125	$863,005
1,000	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	825,000

					2,597,630
Energy - Exploration & Production (8.3%)
475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)§	(B-, B3)	04/01/19	7.750	479,750
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ 104.19)§	(B-, B3)	10/15/17	8.375	1,541,375
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ 104.88)	(BB, B1)	03/01/16	9.750	511,813
1,450	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B-, Caa1)	02/15/18	8.250	1,471,750
625	Energy XXI Gulf Coast, Inc., Company Guaranteed Notes (Callable 12/15/14 @ 104.63)	(B, B3)	12/15/17	9.250	704,687
350	Everest Acquisition Finance, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB-, Ba3)	05/01/19	6.875	374,938
1,400	Everest Acquisition Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/16 @ 104.69)‡§	(B, B2)	05/01/20	9.375	1,527,750
975	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ 103.75)	(CCC+, B3)	09/15/18	7.500	916,500
500	Halcon Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 104.88)‡	(CCC+, B3)	07/15/20	9.750	512,500
725	Linn Energy Finance Corp., Global Company Guaranteed Notes (Callable 09/15/15 @ 103.88)	(B, B2)	02/01/21	7.750	770,312
650	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡	(B, B2)	11/01/19	6.250	647,562
2,100	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ 104.94)	(B-, Caa1)	11/15/14	11.875	2,220,750
550	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)	(B, B3)	02/01/19	7.250	592,625
650	PDC Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	650,000
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ 104.31)	(B, B3)	02/01/17	8.625	752,500
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)	(CCC+, Caa1)	12/15/14	6.750	679,219
525	Swift Energy Co., Company Guaranteed Notes (Callable 10/29/12 @ 103.56)	(B+, B3)	06/01/17	7.125	546,000
650	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)§	(B, B3)	06/15/19	8.500	711,750

					15,611,781
Environmental (1.5%)
900	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 10/29/12 @ 105.50)§	(BB-, B3)	07/15/14	11.000	955,125
1,000	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14 @ 105.38)§	(B, Caa2)	08/15/18	10.750	917,500
1,000	Heckmann Corp., Global Company Guaranteed Notes (Callable 04/15/15 @ 104.94)§	(B-, Caa1)	04/15/18	9.875	1,032,500

					2,905,125
Food - Wholesale (0.4%)
750	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ 105.63)‡	(B, B3)	05/15/15	11.250	785,625

Forestry & Paper (0.6%)
725	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/13 @ 100.00)	(NR, B1)	04/01/15	7.750	734,026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$1,000	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	$21,250
850	Verso Paper, Inc., Global Secured Notes (Callable 02/01/15 @ 104.38)§	(CCC+, B3)	02/01/19	8.750	416,500

					1,171,776
Gaming (4.7%)
925	Affinity Gaming Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 104.50)‡	(B, Caa1)	05/15/18	9.000	964,313
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00)‡ø	(NR, NR)	12/15/14	9.375	286,750
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ 102.42)‡	(B, Caa1)	11/15/19	7.250	532,400
898	Chukchansi Economic Development Authority, Rule 144A, Secured Notes (Callable 05/30/16 @ 104.88)‡	(NR, Caa2)	05/30/20	9.750	592,433
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 10/29/12 @ 102.56)‡ø	(NR, NR)	06/15/15	10.250	703
1,300	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	1,413,750
1,500	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 10/29/12 @ 100.00)	(B-, Caa1)	06/15/14	9.750	1,505,625
210	Majestic Star Casino LLC, Rule 144A, Senior Notes‡§	(NR, NR)	12/01/16	12.500	195,960
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ 105.38)	(B, Caa1)	08/15/17	10.750	964,750
800	Peninsula Gaming LLC, Global Secured Notes (Callable 10/01/12 @ 104.19)	(BB, Ba3)	08/15/15	8.375	840,000
500	Rivers Pittsburgh Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 104.75)‡	(B, B3)	06/15/19	9.500	533,750
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)ø^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 101.60)‡	(B+, B3)	11/15/15	9.000	1,102,500

					8,932,978
Gas Distribution (2.1%)
1,250	Energy Transfer Equity LP, Company Guaranteed Notes§	(BB, Ba2)	10/15/20	7.500	1,425,000
700	Genesis Energy LP, Global Company Guaranteed Notes (Callable 12/15/14 @ 103.94)§	(B, B2)	12/15/18	7.875	745,500
600	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 103.94)‡	(NR, B2)	12/15/18	7.875	639,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	526,250
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 10/29/12 @ 104.13)	(BB, Ba3)	07/01/16	8.250	680,875

					4,016,625
Health Facilities (1.7%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ 102.47)	(B, Caa1)	11/01/15	9.875	470,356
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	657,000
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ 104.94)	(CCC+, Caa2)	04/15/17	9.875	366,250
1,175	Symbion, Inc., Global Senior Secured Notes (Callable 06/15/14 @ 104.00)§	(B, B2)	06/15/16	8.000	1,210,250
400	USPI Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ 106.75)‡	(CCC+, Caa1)	04/01/20	9.000	436,000

					3,139,856

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services (1.5%)
$350	Capsugel FinanceCo SCA, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)€‡	(B, Caa1)	08/01/19	9.875	$508,811
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	354,000
550	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	673,750
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	1,337,500

					2,874,061
Insurance Brokerage (1.0%)
1,250	Alliant Holdings I, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/13 @ 100.00)‡	(CCC, Caa2)	05/01/15	11.000	1,293,750
550	Hub International Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ 104.06)‡	(CCC+, Caa2)	10/15/18	8.125	559,625

					1,853,375
Leisure (1.2%)
1,000	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14 @ 104.56)	(B, B2)	08/01/18	9.125	1,141,250
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 104.44)‡	(B-, B2)	04/15/17	8.875	1,062,500

					2,203,750
Machinery (0.7%)
900	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38)‡	(B, B2)	05/01/16	8.750	967,500
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ 104.00)§	(B, Caa1)	11/15/17	8.000	260,000

					1,227,500
Media - Broadcast (1.2%)
1,725	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)§	(B, B3)	04/15/17	8.875	1,884,563
350	Townsquare Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ 106.75)‡	(B, B3)	04/01/19	9.000	378,000

					2,262,563
Media - Cable (3.2%)
150	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/18	7.750	166,875
600	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	672,000
398	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ 106.75)	(B, B2)	11/30/16	13.500	432,617
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ 104.06)	(BB-, B1)	04/30/20	8.125	1,645,750
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 106.47)‡	(B-, B3)	11/15/17	8.625	965,250
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB+, Ba3)	02/15/19	8.625	1,249,500
500	Harron Finance Corp., Rule 144A, Senior Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	542,500
350	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	385,875

					6,060,367
Media - Diversified (1.3%)
1,050	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(B+, Ba3)	02/01/20	7.250	1,120,875
400	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	438,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Diversified
$775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/13 @ 101.29)	(B+, B2)	03/15/16	7.750	$800,187

					2,359,062
Media - Services (0.9%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94)§	(B, B1)	12/15/17	9.250	215,000
800	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ 106.94)	(B, B1)	12/15/17	9.250	866,000
366	SGS International, Inc., Global Company Guaranteed Notes	(B-, B2)	12/15/13	12.000	371,032
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ 104.75)	(BB-, Ba2)	06/15/16	9.500	274,063

					1,726,095
Medical Products (0.6%)
1,050	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B, B1)	02/01/19	7.750	1,123,500

Metals & Mining - Excluding Steel (5.3%)
500	Arch Coal, Inc., Global Company Guaranteed Notes (Callable 06/15/16 @ 103.63)§	(B-, B3)	06/15/21	7.250	420,000
1,075	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44)‡	(BB, B1)	05/01/18	6.875	1,072,312
400	FMG Resources August 2006 Pty Ltd., Rule 144A, Senior Notes (Callable 11/01/15 @ 104.13)‡§	(B+, Ba3)	11/01/19	8.250	390,000
750	Global Brass & Copper, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/16 @ 104.75)‡	(B, B3)	06/01/19	9.500	817,500
1,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 06/01/16 @ 104.13)	(BB-, Ba3)	06/01/20	8.250	1,085,000
1,000	Molycorp, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 105.00)‡§	(CCC+, B3)	06/01/20	10.000	995,000
1,338	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	4.730	1,278,112
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 100.00)ø^	(NR, NR)	12/15/14	9.000	18
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 103.33)ø^	(NR, NR)	12/15/16	10.000	67
500	Penn Virginia Resource Finance Corp II, Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ 104.19)‡	(B, B2)	06/01/20	8.375	518,750
1,241	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,284,435
1,450	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	1,395,625
1,200	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡§	(CCC, Caa3)	05/15/19	9.250	786,000

					10,042,819
Oil Field Equipment & Services (4.0%)
1,400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ 106.13)§	(B+, Caa2)	01/15/15	12.250	1,501,500
1,125	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(BB-, Ba3)	11/15/18	8.125	1,203,750
420	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/13 @ 102.36)‡	(B, B3)	01/15/16	9.500	438,900
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ 104.00)	(BB-, Ba3)	09/01/17	8.000	270,312
1,000	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ 108.63)	(B-, B3)	08/01/15	11.500	1,110,000
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	433,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$1,400	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B2)	03/15/18	9.875	$1,529,500
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ 103.94)‡	(BB-, B1)	01/15/19	7.875	1,085,000

					7,571,962
Oil Refining & Marketing (1.6%)
1,325	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡§	(B+, B1)	04/01/17	10.875	1,490,625
90	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 10/29/12 @ 106.75)‡	(BB, Ba2)	04/01/15	9.000	96,525
743	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 12/01/13 @ 107.88)	(BB-, B1)	12/01/17	10.500	817,300
625	PBF Finance Co., Rule 144A, Senior Secured Notes (Callable 02/15/16 @ 104.13)‡	(BB+, Ba3)	02/15/20	8.250	659,375

					3,063,825
Packaging (2.0%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)€‡	(CCC+, B3)	10/15/20	9.250	399,458
500	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 103.69)€‡	(B+, Ba3)	10/15/17	7.375	686,669
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ 104.13)	(B, B1)	11/15/15	8.250	394,219
475	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	536,750
850	Clondalkin Acquisition BV, Rule 144A, Secured Notes‡#	(B, B2)	12/15/13	2.389	809,625
350	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/15/14 @ 104.50)§	(CCC+, Caa2)	04/15/19	9.000	358,750
300	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/14 @ 103.56)	(B+, B1)	04/15/19	7.125	318,000
250	Sealed Air Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/16 @ 104.19)‡	(BB-, B1)	09/15/21	8.375	281,250

					3,784,721
Pharmaceuticals (0.6%)
1,125	Warner Chilcott Finance LLC, Global Company Guaranteed Notes (Callable 09/15/14 @ 103.88)	(BB-, B3)	09/15/18	7.750	1,206,563

Printing & Publishing (0.2%)
683	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CC, Caa1)	02/15/17	9.500	401,263

Real Estate Investment Trusts (0.9%)
1,850	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)§	(B+, Ba3)	04/15/19	7.250	1,762,125

Restaurants (1.2%)
1,100	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ 105.69)§	(B-, B2)	07/15/18	11.375	1,281,500
1,000	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14 @ 105.63)‡	(B, B3)	04/01/17	11.250	917,500

					2,199,000
Software/Services (3.7%)
950	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, Caa1)	05/01/19	8.625	1,007,000
1,125	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(B+, B1)	06/15/19	7.375	1,165,781
650	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(B+, B1)	11/01/20	6.750	649,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services
$625	Infor (US), Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/15 @ 107.50)€‡	(B-, Caa1)	04/01/19	10.000	$872,408
1,250	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 101.73)	(CCC+, Caa1)	03/15/16	10.375	1,284,375
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ 105.56)	(CCC+, Caa1)	06/01/18	11.125	454,000
600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13 @ 105.53)	(B, Caa1)	11/15/18	7.375	646,500
848	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	915,840

					6,995,091
Specialty Retail (1.8%)
800	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 05/15/14 @ 105.34)	(B, B3)	05/15/19	7.125	822,000
1,000	Claire’s Stores, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 106.75)‡	(B, B2)	03/15/19	9.000	1,042,500
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 103.25)€‡	(B+, B1)	04/15/18	7.500	984,172
500	Toys R Us Property Co. I LLC, Global Company Guaranteed Notes (Callable 07/15/13 @ 105.38)	(B+, B3)	07/15/17	10.750	547,500

					3,396,172
Steel Producers/Products (1.1%)
550	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ 106.19)‡	(B, B3)	03/15/18	8.250	563,750
550	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/12 @ 103.00)	(CCC+, Caa1)	11/01/15	12.000	569,250
1,000	Tempel Steel Co., Rule 144A, Senior Secured Notes (Callable 02/15/14 @ 109.00)‡	(B, B3)	08/15/16	12.000	982,500

					2,115,500
Support-Services (2.9%)
1,100	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	1,196,250
500	Emdeon, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/15 @ 105.50)‡	(CCC+, Caa1)	12/31/19	11.000	570,000
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ 104.88)‡	(B, B2)	03/15/17	9.750	817,625
500	Sabre, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B, B1)	05/15/19	8.500	515,000
325	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	349,375
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ 103.88)	(B+, B1)	10/15/17	7.750	487,125
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ 105.44)	(B+, B3)	06/15/16	10.875	307,312
1,200	UR Financing Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/16 @ 103.69)‡§	(B+, B3)	05/15/20	7.375	1,293,000

					5,535,687
Telecom - Integrated/Services (1.2%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes‡#^ø	(NR, NR)	01/15/15	6.039	0
600	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)§	(B, B3)	04/01/19	7.250	651,000
750	Intelsat Jackson Holdings SA, Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B, B3)	04/01/21	7.500	815,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$700	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	$768,250

					2,234,875
Telecom - Wireless (0.8%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 10/29/12 @ 105.81)	(B+, Ba2)	05/15/16	7.750	212,000
200	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ 104.31)	(CCC, Caa1)	10/01/16	8.625	219,500
400	Telesat LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/14 @ 103.00)‡	(B-, B3)	05/15/17	6.000	418,000
250	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ 105.88)‡	(BB-, B3)	07/15/17	11.750	236,875
350	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ 105.88)€‡	(BB-, B3)	07/15/17	11.750	415,379

					1,501,754
Telecommunications Equipment (0.9%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡§	(B, B1)	04/01/19	7.000	654,500
950	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB-, B1)	12/01/16	9.500	1,024,813

					1,679,313
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes€‡ø	(NR, NR)	11/15/12	9.875	1,978

Theaters & Entertainment (2.1%)
857	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)§	(CCC+, Caa1)	12/01/20	9.750	969,481
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ 104.38)§	(B-, B2)	06/01/19	8.750	747,563
1,600	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ 104.56)§	(B-, B3)	08/15/18	9.125	1,796,000
550	Wallace Theater Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00)‡#	(CCC, NR)	06/15/13	12.500	547,250

					4,060,294
Tobacco (0.6%)
1,150	Vector Group, Ltd., Global Senior Secured Notes (Callable 10/29/12 @ 103.68)§	(NR, B1)	08/15/15	11.000	1,203,188

Transportation - Excluding Air/Rail (0.6%)
400	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, B3)	02/15/19	8.125	363,000
750	Ship Finance International, Ltd., Global Company Guaranteed Notes§	(B+, B3)	12/15/13	8.500	753,750

					1,116,750

TOTAL CORPORATE BONDS (Cost $158,517,127)					160,354,579

ASSET BACKED SECURITIES (1.4%)
Collateralized Loan Obligations (1.4%)
1,000	Commercial Industrial Finance Corp.‡#	(BBB, NR)	01/19/23	3.893	934,257
1,000	Gale Force 1 CLO Ltd.‡#	(BBB+, Baa2)	11/15/17	2.285	869,273
1,000	Shackleton I CLO Ltd.‡#	(BBB, NR)	08/14/23	5.352	959,806

TOTAL ASSET BACKED SECURITIES (Cost $2,448,334)					2,763,336

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (10.8%)
Aerospace & Defense (0.9%)
$1,500	Arinc, Inc.#	(B, Caa1)	10/25/15	6.214	$1,475,625
236	Stork Topco BV€#	(B, B1)	12/31/19	17.000	294,649

					1,770,274
Banking (0.2%)
321	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	323,007

Chemicals (1.0%)
2,000	PQ Corp.#	(B-, Caa1)	07/30/15	6.714	1,915,000

Diversified Capital Goods (0.5%)
997	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	989,981

Energy - Exploration & Production (0.6%)
538	Delek Benelux BV€#	(NR, NR)	02/08/17	5.339	607,650
463	Delek Benelux BV€#	(NR, NR)	02/08/17	5.339	530,546

					1,138,196
Gaming (0.5%)
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	848,750

Health Services (0.5%)
985	Onex Carestream Finance LP	(BB-, B1)	02/25/17	5.000	978,407

Investments & Misc. Financial Services (0.6%)
881	BNY ConvergEX Group LLC#	(B-, B3)	12/18/17	8.750	820,541
369	BNY ConvergEX Group LLC#	(B-, B3)	12/18/17	8.750	344,303

					1,164,844
Leisure (1.1%)
993	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	973,467
284	Technicolor SA#	(B-, NR)	03/31/16	9.350	284,508
760	Technicolor SA#	(B, NR)	05/26/17	9.350	761,405

					2,019,380
Machinery (0.7%)
1,250	CPM Acquisition Corp.#	(NR, B2)	03/01/18	9.214	1,265,625

Media - Diversified (0.4%)
571	Flint Group Holdings Sarl#	(B-, B2)	12/31/16	7.224	439,438
430	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	7.724	363,697

					803,135
Oil Field Equipment & Services (0.3%)
640	Amtrol, Inc.#	(NR, NR)	12/05/14	6.900	598,212

Packaging (0.2%)
415	Hilex Poly Co. LLC#	(B+, B3)	11/19/15	11.250	423,008

Printing & Publishing (0.2%)
1,207	Yell Group PLC#	(B-, B2)	07/31/14	4.459	324,550

Real Estate Investment Trusts (0.8%)
1,000	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,001,455
593	iStar Financial, Inc.#	(BB-, B1)	06/28/13	5.000	595,415

					1,596,870
Software/Services (2.0%)
773	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	769,144
1,000	Decision Insight Information Group#	(B, B1)	01/04/17	7.000	990,000
1,000	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	1,020,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software/Services
$980	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.216	$975,299
20	SafeNet, Inc.#	(B-, Caa1)	04/12/15	6.216	19,701

					3,774,144
Telecommunications Equipment (0.3%)
500	Mitel US Holdings, Inc.#	(NR, Caa1)	08/16/15	7.214	498,750

TOTAL BANK LOANS (Cost $20,184,685)					20,432,133

Number of Shares

COMMON STOCKS (0.2%)
Automotive (0.0%)
1,219	Safelite Realty Corp.*^	0

Building & Construction (0.1%)
92,791	William Lyon Homes, Inc.*	88,151

Building Materials (0.0%)
372	Dayton Superior Corp.*^	0
328	Nortek, Inc.*§	17,951

		17,951
Chemicals (0.0%)
4,893	Huntsman Corp.	73,053

Forestry & Paper (0.1%)
7,000	Resolute Forest Products*	91,000

Gaming (0.0%)
36,250	Majestic Holdco LLC*	36,250
1,500	Progressive Gaming International Corp.*	1

		36,251
Printing & Publishing (0.0%)
888	SuperMedia, Inc.*§	2,362

TOTAL COMMON STOCKS (Cost $1,594,282)		308,768

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp. (Cost $156,000)*^	0

WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§	4,320

Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*^‡	67,547

Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^	0

TOTAL WARRANTS (Cost $864)		71,867

SHORT-TERM INVESTMENTS (19.8%)

28,631,537	State Street Navigator Prime Portfolio, 0.30%§§	28,631,537

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENTS
$8,764	State Street Bank and Trust Co. Euro Time Deposit	10/01/12	0.010	$8,764,000

TOTAL SHORT-TERM INVESTMENTS (Cost $37,395,537)				37,395,537

TOTAL INVESTMENTS AT VALUE (117.0%) (Cost $220,296,829)				221,326,220

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.0%)				(32,187,660)

NET ASSETS (100.0%)				$189,138,560

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $71,212,250 or 37.7% of net assets.

€	This security is denominated in Euro.
+	Step Bond — The interest rate is as of September 30, 2012 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2012.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2012.

At September 30, 2012, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
EUR	560,596	USD	560,596	10/19/12	Morgan Stanley	$560,596	$585,454	$24,858
USD	1,219,650	GBP	750,000	10/19/12	Morgan Stanley	(1,219,650)	(1,211,038)	8,612
USD	7,250,315	EUR	5,959,000	10/19/12	Goldman Sachs	(7,250,315)	(7,667,525)	(417,210)
								$(383,740)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At September 30, 2012, the Fund held 0.04% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,934,412 and fair value of $67,676. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$160,354,450	$129	$160,354,579
Asset Backed Securities	—	2,763,336	—	2,763,336
Bank Loans	—	20,432,133	—	20,432,133
Common Stocks	184,367	124,401	—	308,768
Preferred Stock	—	—	—	—
Warrants	4,320	—	67,547	71,867
Short-Term Investments	28,631,537	8,764,000	—	37,395,537
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(383,740)	—	(383,740)
	$28,820,224	$192,054,580	$67,676	$220,942,480

* Other financial instruments include forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2012 in which significant unobservable inputs (Level 3) were used in determining value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments
Balance as of December 31, 2011	$80,218
Accrued discounts/premiums	—
Purchases	—
Sales	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(12,627)
Transfers Into Level 3	85
Transfers Out of Level 3	—
Balance as of September 30, 2012	$67,676

Net change in unrealized Appreication/(Depreciation) from investments still held as of September 30, 2012	$(12,627)

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended September 30, 2012, there were no transfers in and out of Level 1 and Level 2, but there was $85 transfered in from Level 2 to Level 3.

Federal Income Tax Cost - At September 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $220,296,829, $10,757,284, $(9,727,893) and $1,029,391 respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 21, 2012

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	November 21, 2012